COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments
Years ending December 31:
2012	22,108
2013	48,796
2014	46,306
2015 and thereafter	11,651
$128,861